Operating Assets and Liabilities - Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Assets and Liabilities
Professional advisors	$ 294	$ 318
Other	220	304
Total	$ 514	$ 622